Earnings Per Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jul. 01, 2012		Apr. 01, 2012		Dec. 31, 2011		Oct. 02, 2011		Jul. 03, 2011		Apr. 03, 2011		Jun. 30, 2013	Jul. 01, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Numerator
Net income before allocation to noncontrolling interests	$ 128	$ (10)		$ 161		$ 173		$ 112		$ 10		$ 95		$ 66		$ 77		$ 268	$ 285	$ 436		$ 248	[1],[2]	$ 111	[1],[2]
Less: net income attributable to noncontrolling interests	0	0		(1)		0		1		1		1		0		1		0	1	0		3	[1]	1	[1]
Net income attributable to Zoetis Inc.	$ 128	$ (10)		$ 162		$ 173		$ 111		$ 9		$ 94		$ 66		$ 76		$ 268	$ 284	$ 436		$ 245	[1]	$ 110	[1]
Denominator
Weighted average shares outstanding-basic and diluted (in shares)																				500,000,000	[3]	500,000,000	[1],[3]	500,000,000	[1],[3]
Weighted-average common shares outstanding (in shares)	500,000,000					500,000,000												500,000,000	500,000,000
Common stock equivalents: stock options and RSUs (in shares)	217,000					0												164,000	0
Weighted-average common and potential dilutive shares outstanding (in shares)	500,217,000					500,000,000												500,164,000	500,000,000
Earnings per share attributable to Zoetis Inc. stockholders-basic (in dollars per share)	$ 0.26					$ 0.35												$ 0.54	$ 0.57
Earnings per share attributable to Zoetis shareholders-basic and diluted (in dollars per share)		$ (0.02)	[4]	$ 0.32	[4]	$ 0.35	[4]	$ 0.22	[4]	$ 0.02	[4]	$ 0.19	[4]	$ 0.13	[4]	$ 0.15	[4]			$ 0.87		$ 0.49	[1]	$ 0.22	[1]
Earnings per share attributable to Zoetis Inc. stockholders-diluted (in dollars per share)	$ 0.26					$ 0.35												$ 0.54	$ 0.57

[1]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[2]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[3]	The weighted average shares outstanding for both basic and diluted earnings per share for all periods presented was calculated using 500 million shares of Class A and Class B common stock outstanding, which was the number of Zoetis Inc. shares outstanding at the time of the initial public offering, which was completed on February 6, 2013. There were no Zoetis restricted stock units, stock options or performance shares outstanding prior to the initial public offering.
[4]	The weighted average common shares outstanding for both basic and diluted earnings per share for all periods presented was calculated using an aggregate of 500 million shares of Class A and Class B common stock outstanding, which was the number of Zoetis Inc. shares outstanding at the time of the IPO. There were no Zoetis restricted stock units, stock options or performance shares outstanding prior to the IPO.